Finance Expense	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
Disclosure of finance cost
19.	Finance expense
Finance expense is comprised of the following:

		Year ended December 31,

	2021	2020

Loss on settlement of payables (Note 16(j))	$ -	$ 592,262

Interest on finance lease obligations (Note 11)	1,340,492	345,958

Interest and accretion on loans and other liabilities (Note 12)	1,683,969	61,558

Interest and accretion on convertible debentures (Note 13)	-	86,957

Finance cost on settlement of convertible debt (Note 13)	-	765,000

Interest and accretion on related party loan	-	11,728

Forgiveness of loan (Note 12(g))	-	(10,000)

Gain on settlement of debt (Note 16(m))	-	(10,690)

Other income	(10)	80

	$ 3,024,451	$ 1,842,853

18.	Finance expense
Finance expense is comprised of the following:

	Year ended December 31
	2020	2019
Loss on settlement of payables (Note 15 (c))	$592,262	$—
Interest on finance lease obligations (Note 11)	345,958	42,777
Interest and accretion on short term loans (Note 12)	61,558	29,598
Interest and accretion on convertible debentures (Note 13)	86,957	103,644
Finance cost on settlement of convertible debt (Note 13)	765,000	—
Interest and accretion on related party loan (Note 14)	11,728	—
Forgiveness of loan (Note 12 (j))	(10,000)	—
Gain on settlement of debt (Note 15 (f))	(10,690)	—
Other interest	80	—
Other interest income	—	(2,751)

	$1,842,853	$173,268